Account Payables and Accruals - Schedule of Account Payables and Accruals (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Account Payables and Accruals [Abstract]
Accrued expenses	$ 266	$ 394
Employee benefits	451	523
Other	10	10
Account payables and accruals total	$ 727	$ 927